Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Investment in partnership	$ 82,486	$ 79,989
Tax receivable agreement liability	0	2,150
Stock-based compensation	7,266	6,790
Foreign tax credit	62	62
Section 163(j) interest	9,149	6,348
Other carryforwards	218	146
Net operating loss carryforward	33,424	34,867
Gross deferred tax assets	132,605	130,352
Valuation allowance	(132,605)	(130,352)
Deferred tax assets, net of valuation allowance	0	0
Deferred tax liabilities:
Property and equipment	(542)	(402)
Gross deferred tax liabilities	(542)	(402)
Net deferred tax assets	$ (542)	$ (402)